Share-based Compensation Expense - Share-based Compensation Allocation (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Share-based Compensation Arrangement by Share-based Payment Award
Total share-based compensation	$ 2,864	$ 3,337	$ 7,948	$ 8,599
Research and development
Share-based Compensation Arrangement by Share-based Payment Award
Total share-based compensation	1,525	1,831	4,982	4,802
General and administrative
Share-based Compensation Arrangement by Share-based Payment Award
Total share-based compensation	1,335	1,506	2,947	3,797
Capitalized
Share-based Compensation Arrangement by Share-based Payment Award
Total share-based compensation	$ 4	$ 0	$ 19	$ 0